Note 26 - Earnings Per Share - Earnings Per Share Computations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Statement Line Items [Line Items]
Issued shares at the beginning of year (note 24) (in shares)	12,756,606	12,118,823	10,763,041
Weighted average shares issued (in shares)	74,214	51,462	940,489
Weighted average (basic) at December 31 (in shares)	12,830,820	12,170,285	11,703,530
Weighted average (basic) at December 31 (in shares)	12,830,820	12,170,285	11,703,530
Effect of dilutive options (in shares)	6,482	6,933	13,173
Weighted average number of shares (diluted) at December 31 (in shares)	12,837,302	12,177,218	11,716,703
Profit for the year attributable to owners of the Company (basic and diluted) | $	$ 17,903	$ 18,405	$ 20,780
Blanket Mine Employee Trust Adjustment | $	(517)	(326)	(485)
Profit attributable to ordinary shareholders (basic and diluted) | $	$ 17,386	$ 18,079	$ 20,295
Basic earnings per share - $	1.36	1.49	1.73
Diluted earnings per share - $	1.35	1.48	1.73